Unaudited Condensed Consolidated Interim Statements of Profit or Loss - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	€ 697.0	€ 595.8	€ 1,429.9	€ 1,303.2
Cost of sales	(500.2)	(412.2)	(1,028.4)	(906.8)
Gross profit	196.8	183.6	401.5	396.4
Other operating expenses	(96.1)	(79.1)	(194.2)	(177.1)
Exceptional items	12.7	(4.3)	(6.3)	(15.1)
Operating profit	113.4	100.2	201.0	204.2
Finance income	2.7	0.0	3.6	0.0
Finance costs	(18.8)	(35.1)	(34.3)	(75.4)
Net financing costs	(16.1)	(35.1)	(30.7)	(75.4)
Profit before tax	97.3	65.1	170.3	128.8
Taxation	(22.7)	(13.9)	(39.7)	(28.3)
Profit for the period	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Basic earnings per share	€ 0.43	€ 0.29	€ 0.75	€ 0.56
Equity owners of the parent	€ 74.6	€ 51.2	€ 130.6	€ 100.5
Earnings per share
Basic and diluted earnings per share (in euros per share)	€ 0.43	€ 0.29	€ 0.75	€ 0.56